OPERATING LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating lease expense	$ 1,230,601	$ 1,081,597	$ 1,049,047
Operating lease payment	$ 1,238,291	$ 1,163,963	$ 903,703
Minimum [Member]
Operating lease term	24 months
Maximum [Member]
Operating lease term	48 months